LEASE LIABILITIES - Narratives (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
LEASE LIABILITIES
Incremental borrowing rates applied to lease liabilities	7.52%	5.14%
Right-of-use assets	$ 204,180,000	$ 185,514,000
Lease liabilities	$ 228,801,000	$ 212,626,000
Minimum
LEASE LIABILITIES
Incremental borrowing rates applied to lease liabilities	0.77%	0.77%
Maximum
LEASE LIABILITIES
Incremental borrowing rates applied to lease liabilities	9.75%	9.50%